CAPITAL MANAGEMENT AND FINANCIAL RISK - Equity Price Risk (Details) - CAD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CAPITAL MANAGEMENT AND FINANCIAL RISK
Percentage of increase in equity price risk exposure used for sensitivity analysis	10.00%
Percentage of decrease in equity price risk exposure used for sensitivity analysis	10.00%
Investments	$ 302,897,000	$ 170,645,000	$ 147,692,000
Equity Instruments
CAPITAL MANAGEMENT AND FINANCIAL RISK
Increase in investments due to increase in equity price	1,052,000
Decrease in investments due to decrease in equity price	$ (1,052,000)
Convertible Debentures
CAPITAL MANAGEMENT AND FINANCIAL RISK
Equity price	$ 0.40
Increased equity price risk exposure used for sensitivity analysis	0.44
Decreased equity price risk exposure used for sensitivity analysis	$ 0.36
Investments	$ 15,565,000	$ 0
Investment impact of increased equity price used for sensitivity analysis	16,307,000
Investment impact of decreased equity price used for sensitivity analysis	$ 14,562,000